Reinsurance	12 Months Ended
Dec. 31, 2021
Reinsurance Disclosures [Abstract]
Reinsurance	Reinsurance
The Company purchases retrocession and reinsurance to limit and diversify the Company’s risk exposure and to increase its own insurance and reinsurance underwriting capacity. These agreements provide for recovery of a portion of losses and loss adjustment expenses from reinsurers. As is the case with most reinsurance contracts, the Company remains liable to the extent that reinsurers do not meet their obligations under these agreements. In line with its risk management objectives, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.
Balances pertaining to reinsurance transactions are reported “gross” on the consolidated balance sheet, meaning that reinsurance recoverable on unpaid losses and ceded unearned premiums are not deducted from insurance reserves but are recorded as assets. For more information on reinsurance recoverables, refer to Note 21, “Concentrations of Credit Risk — Reinsurance recoverables” and Note 10, “Reserves for Losses and Loss Adjustment Expenses” of these consolidated financial statements.
The effect of assumed and ceded reinsurance on premiums written, premiums earned and insurance losses and loss adjustment expenses for the twelve months ended December 31, 2021, 2020 and 2019 was as follows:

	Twelve Months Ended December 31,
	2021	2020	2019
	($ in millions)
Premiums written(1):
Direct	$2,341.4	$2,042.1	$1,956.9
Assumed	1,597.0	1,656.4	1,485.5
Ceded	(1,350.7)	(1,120.7)	(1,014.5)
Net premiums written	$2,587.7	$2,577.8	$2,427.9

Premiums earned(1):
Direct	$2,139.1	$2,026.4	$1,927.5
Assumed	1,479.2	1,612.0	1,494.9
Ceded	(1,207.8)	(1,110.9)	(1,129.1)
Net premiums earned	$2,410.5	$2,527.5	$2,293.3

Insurance losses and loss adjustment expenses:
Direct	$1,499.8	$1,479.6	$1,415.5
Assumed	1,000.6	1,134.5	1,147.9
Ceded	(807.1)	(773.3)	(883.7)
Net insurance losses and loss adjustment expenses	$1,693.3	$1,840.8	$1,679.7
(1) For the period twelve months ended December 31, 2020 gross written premium and net premiums earned have been corrected downward by $5.1 million for immaterial errors. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details

On March 2, 2020, the Company entered into an adverse development cover reinsurance agreement (“ADC”) with a subsidiary of Enstar Group Limited (“Enstar”), pursuant to which Enstar’s subsidiary will reinsure losses incurred on or prior to December 31, 2019. Enstar’s subsidiary will provide $770.0 million of cover in excess of $3.805 billion retention up to an aggregate of $4.575 billion, and an additional $250.0 million of cover in excess above $4.815 billion, up to $5.065 billion. As a result of the ADC, we have significantly reduced our exposure to claims from risks underwritten on or prior to December 31, 2019, and we expect the ADC to significantly reduce volatility from our historical business going forward.
As at December 31, 2021, the Company has recognized $68.1 million of recoverables on the ADC, of which $58.3 million has been recognized as a deferred gain on the balance sheet within reinsurance recoverables unpaid losses. The deferred gain on retroactive contracts is amortized into income over the settlement period of the ceded reserves. For the twelve months ended December 31, 2021, amortization of deferred gains totaling $9.8 million has been recognized as income within net insurance losses and loss adjustment expenses.
Current expected loss model (“CECL”). Following the adoption of this ASU with effect from January 1, 2020, the Company recognized a reduction in the Company’s reinsurance recoverables by $3.8 million as a result of recognizing CECL through opening retained earnings for periods 2019 and prior.
For the twelve months ended December 31, 2021 there was a decrease in the CECL allowance on reinsurance recoverables of $0.5 million (December 31, 2020 — $0.1 million increase).
The Company is potentially exposed to concentrations of credit risk in respect of amounts recoverable from reinsurers, refer to Note 21, “Concentrations of Credit Risk — Reinsurance recoverables” of these consolidated financial statements for more detail.